S000021937 [Member] Expense Example - Causeway Global Value Fund	Sep. 30, 2025 USD ($)
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	595
Expense Example, with Redemption, 10 Years	1,350
Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	409
Expense Example, with Redemption, 5 Years	729
Expense Example, with Redemption, 10 Years	$ 1,633